Loss from Inventory Valuation	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Loss from inventory valuation

9. Loss from inventory valuation

The amount of $1,432 recorded in the year ended December 31, 2015 represents loss from the valuation of the bunkers remaining on board our vessels, which were affected by the decline of bunker market prices during the relevant period. No loss from the valuation of the bunkers remaining on board our vessels was recorded in the years ended December 31, 2016 and December 31, 2017.